UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	03-31-2010

ITEM 1.  SCHEDULE OF INVESTMENTS.

American Century Investments®

Quarterly Portfolio Holdings

International Bond Fund

March 31, 2010

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

GOVERNMENT BONDS — 85.5%
AUSTRALIA ― 4.1%
Government of Australia, 6.50%, 5/15/13	AUD	74,650,000	$ 70,904,958
AUSTRIA ― 3.8%
Republic of Austria, 3.40%, 10/20/14(1)	EUR	19,180,000	27,182,866
Republic of Austria, 4.30%, 9/15/17(1)	EUR	8,400,000	12,317,732
Republic of Austria, 4.35%, 3/15/19(1)	EUR	13,000,000	18,972,783
Republic of Austria, 4.15%, 3/15/37(1)	EUR	5,725,000	7,784,967
			66,258,348
BELGIUM ― 4.3%
Kingdom of Belgium, 4.00%, 3/28/14(1)	EUR	25,300,000	36,830,974
Kingdom of Belgium, 4.00%, 3/28/18(1)	EUR	19,070,000	27,316,759
Kingdom of Belgium, 5.00%, 3/28/35(1)	EUR	7,150,000	10,888,270
			75,036,003
CANADA ― 2.4%
Government of Canada, 5.00%, 6/1/14(1)	CAD	11,940,000	12,821,231
Government of Canada, 3.75%, 6/1/19	CAD	9,200,000	9,175,543
Government of Canada, 5.75%, 6/1/33(1)	CAD	15,701,000	19,205,725
			41,202,499
DENMARK ― 2.5%
Kingdom of Denmark, 5.00%, 11/15/13(1)	DKK	180,000,000	36,090,787
Kingdom of Denmark, 4.00%, 11/15/17(1)	DKK	37,500,000	7,224,305
			43,315,092
FINLAND ― 4.7%
Government of Finland, 4.25%, 9/15/12(1)	EUR	10,100,000	14,647,576
Government of Finland, 3.125%, 9/15/14(1)	EUR	20,000,000	28,254,707
Government of Finland, 3.875%, 9/15/17(1)	EUR	18,290,000	26,250,142
Government of Finland, 4.375%, 7/4/19(1)	EUR	2,800,000	4,121,639
Government of Finland, 4.00%, 7/4/25(1)	EUR	5,500,000	7,619,786
			80,893,850
FRANCE ― 4.0%
Government of France, 4.00%, 4/25/14(1)	EUR	14,770,000	21,522,945
Government of France, 3.25%, 4/25/16(1)	EUR	6,100,000	8,532,519
Government of France, 4.25%, 4/25/19(1)	EUR	13,170,000	19,198,867
Government of France, 5.50%, 4/25/29(1)	EUR	6,780,000	11,050,243
Government of France, 4.75%, 4/25/35(1)	EUR	6,285,000	9,495,569
			69,800,143
GERMANY ― 15.3%
German Federal Republic, 4.25%, 10/12/12(1)	EUR	23,200,000	33,732,652
German Federal Republic, 3.50%, 1/4/16(1)	EUR	54,700,000	78,367,764
German Federal Republic, 3.75%, 1/4/19(1)	EUR	38,090,000	54,415,376
German Federal Republic, 5.625%, 1/4/28(1)	EUR	19,340,000	32,398,141
German Federal Republic, 4.75%, 7/4/34(1)	EUR	14,380,000	22,119,159
German Federal Republic, 4.25%, 7/4/39(1)	EUR	10,700,000	15,553,743
KfW, 4.375%, 10/11/13(1)	EUR	19,400,000	28,430,828
			265,017,663
IRELAND ― 1.6%
Republic of Ireland, 4.00%, 1/15/14(1)	EUR	11,500,000	16,200,558

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount	Value

Republic of Ireland, 5.90%, 10/18/19(1)	EUR	7,100,000	$ 10,701,070
			26,901,628
ITALY ― 5.3%
Republic of Italy, 5.25%, 8/1/17(1)	EUR	20,750,000	31,804,732
Republic of Italy, 4.25%, 3/1/20	EUR	22,600,000	31,610,453
Republic of Italy, 5.00%, 8/1/34(1)	EUR	9,410,000	13,295,987
Republic of Italy, 4.00%, 2/1/37(1)	EUR	11,500,000	14,022,268
			90,733,440
JAPAN ― 12.0%
Government of Japan, 1.20%, 3/20/12(1)	JPY	5,670,000,000	61,866,135
Government of Japan, 0.60%, 9/20/14	JPY	3,072,600,000	33,027,771
Government of Japan, 1.20%, 6/20/15(1)	JPY	3,230,000,000	35,583,068
Government of Japan, 1.80%, 6/20/18(1)	JPY	1,580,000,000	17,806,510
Government of Japan, 1.50%, 9/20/18(1)	JPY	2,650,000,000	29,126,190
Government of Japan, 2.10%, 12/20/26(1)	JPY	1,701,000,000	18,406,861
Government of Japan, 2.40%, 3/20/37(1)	JPY	1,100,000,000	12,042,300
			207,858,835
NETHERLANDS ― 4.0%
Kingdom of Netherlands, 4.25%, 7/15/13(1)	EUR	27,000,000	39,596,758
Kingdom of Netherlands, 4.00%, 7/15/16	EUR	7,350,000	10,708,256
Kingdom of Netherlands, 4.00%, 1/15/37(1)	EUR	14,250,000	19,478,994
			69,784,008
PORTUGAL ― 3.7%
Republic of Portugal, 3.60%, 10/15/14(1)	EUR	7,780,000	10,757,434
Republic of Portugal, 4.35%, 10/16/17(1)	EUR	19,460,000	27,193,878
Republic of Portugal, 4.75%, 6/14/19(1)	EUR	18,600,000	26,415,601
			64,366,913
SPAIN ― 3.7%
Government of Spain, 5.40%, 7/30/11(1)	EUR	11,550,000	16,475,027
Government of Spain, 4.25%, 1/31/14(1)	EUR	21,460,000	31,041,692
Government of Spain, 4.90%, 7/30/40(1)	EUR	11,800,000	16,669,289
			64,186,008
SWEDEN ― 2.0%
Government of Sweden, 5.25%, 3/15/11(1)	SEK	100,000,000	14,465,972
Government of Sweden, 6.75%, 5/5/14(1)	SEK	78,200,000	12,759,468
Government of Sweden, 4.25%, 3/12/19(1)	SEK	47,530,000	7,189,033
			34,414,473
UNITED KINGDOM ― 12.1%
Government of United Kingdom, 5.00%, 3/7/12(1)	GBP	5,300,000	8,635,581
Government of United Kingdom, 5.00%, 9/7/14(1)	GBP	10,480,000	17,592,548
Government of United Kingdom, 4.00%, 9/7/16(1)	GBP	11,900,000	18,923,547
Government of United Kingdom, 4.50%, 3/7/19(1)	GBP	35,100,000	55,942,696
Government of United Kingdom, 3.75%, 9/7/19(1)	GBP	17,400,000	26,047,934
Government of United Kingdom, 8.00%, 6/7/21(1)	GBP	3,100,000	6,357,319
Government of United Kingdom, 4.25%, 6/7/32(1)	GBP	6,370,000	9,376,229
Government of United Kingdom, 4.25%, 3/7/36(1)	GBP	14,700,000	21,405,770
Government of United Kingdom, 4.50%, 12/7/42(1)	GBP	29,000,000	44,232,291
			208,513,915
TOTAL GOVERNMENT BONDS
(Cost $1,499,179,797)			1,479,187,776

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)
Principal Amount/Shares	Value

CREDIT — 10.6%
AUSTRALIA ― 0.6%
New South Wales Treasury Corp., 5.50%, 3/1/17(1)	AUD	12,100,000	$ 10,824,321
FRANCE ― 1.7%
Compagnie de Financement Foncier, MTN, 1.25%, 12/1/11(1)	JPY	2,750,000,000	29,441,707
GERMANY ― 3.6%
Eurohypo AG (Covered Bond), 3.75%, 4/11/11(1)	EUR	44,300,000	61,496,277
JAPAN ― 0.8%
Development Bank of Japan, 2.30%, 3/19/26(1)	JPY	1,280,000,000	14,081,410
MULTI-NATIONAL ― 2.2%
European Investment Bank, MTN, 4.75%, 6/6/12(1)	GBP	10,550,000	17,112,896
European Investment Bank, MTN, 5.375%, 10/15/12(1)	EUR	14,660,000	21,779,038
			38,891,934
SPAIN ― 0.1%
FTA Santander Auto, Class A, VRN, 0.72%, 5/25/10, resets quarterly off the 3-month Euribor plus 0.06% with no caps(1)	EUR	630,753	849,518
UNITED KINGDOM ― 1.6%
Royal Bank of Scotland Group plc, MTN, 3.25%, 1/25/13(1)	EUR	20,000,000	27,453,177
TOTAL CREDIT
(Cost $167,847,999)			183,038,344
SHORT-TERM INVESTMENTS — 0.1%
UNITED STATES ― 0.1%
U.S. Treasury Bills, 0.125%, 6/3/10(1)	USD	2,000,000	1,999,528
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,999,562)			1,999,528
TEMPORARY CASH INVESTMENTS — 0.7%
FHLB Discount Notes, 0.001%, 4/1/10(2)		4,170,000	4,170,000
JPMorgan U.S. Treasury Plus Money Market Fund Agency Shares		6,813,194	6,813,194
TOTAL TEMPORARY CASH INVESTMENTS
(Cost $10,983,194)			10,983,194
TOTAL INVESTMENT SECURITIES — 96.9%
(Cost $1,680,010,552)			1,675,208,842
OTHER ASSETS AND LIABILITIES — 3.1%			54,199,915
TOTAL NET ASSETS — 100.0%			$1,729,408,757

FUTURES CONTRACTS

Contracts Purchased		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
147	U.S. Long Bond	June 2010	$17,070,375	$(42,317)

Contracts Sold		Expiration Date	Underlying Face Amount at Value	Unrealized Gain (Loss)
565	U.S. Treasury 2-Year Notes	June 2010	$122,578,516	$16,392

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Contracts to Sell		Settlement Date	Value	Unrealized Gain (Loss)
361,332,500	JPY for AUD	4/30/10	$ 3,865,466	$ 220,405
1,100,000	AUD for CAD	4/30/10	1,006,757	(23,369)
33,883,792	AUD for CAD	4/30/10	31,011,576	(639,822)
2,220,000	NZD for CAD	4/30/10	1,574,387	(24,239)
13,214,000	AUD for EUR	4/30/10	12,093,893	6,048
31,867,278	AUD for EUR	4/30/10	29,165,995	(602,842)
2,189,000	GBP for EUR	4/30/10	3,321,443	(37,391)
900,000,000	JPY for EUR	4/30/10	9,628,028	502,579
950,000,000	JPY for EUR	4/30/10	10,162,917	333,331
4,750,000	AUD for JPY	4/30/10	4,347,358	(210,032)
460,000	AUD for USD	4/30/10	421,007	(61)
3,270,000	AUD for USD	4/30/10	2,992,813	(72,670)
960,000	CAD for USD	4/30/10	945,207	(27,900)
610,000	CHF for USD	4/30/10	578,619	(469)
2,030,000	CHF for USD	4/30/10	1,925,570	(45,557)
2,090,000	CHF for USD	4/30/10	1,982,483	(23,794)
11,110,223	CHF for USD	4/30/10	10,538,675	73,315
570,000	DKK for USD	5/3/10	103,392	249
110,828,579	DKK for USD	5/3/10	20,103,086	793,773
610,000	EUR for USD	4/30/10	823,897	(5,606)
750,000	EUR for USD	4/30/10	1,012,988	31,005
890,000	EUR for USD	4/30/10	1,202,079	9,576
900,000	EUR for USD	4/30/10	1,215,585	22,589
1,000,000	EUR for USD	4/30/10	1,350,650	44,730
1,750,000	EUR for USD	4/30/10	2,363,638	6,843
2,000,000	EUR for USD	4/30/10	2,701,300	88,800
2,000,000	EUR for USD	4/30/10	2,701,300	34,640
2,000,000	EUR for USD	4/30/10	2,701,300	51,260
200,000	GBP for USD	4/30/10	303,467	1,351
330,000	GBP for USD	4/30/10	500,720	(2,932)
1,770,000	GBP for USD	4/30/10	2,685,680	(36,215)
65,000,000	JPY for USD	4/30/10	695,358	20,824
93,000,000	JPY for USD	4/30/10	994,896	37,996
99,000,000	JPY for USD	4/30/10	1,059,083	37,311
106,000,000	JPY for USD	4/30/10	1,133,968	25,503
225,000,000	JPY for USD	4/30/10	2,407,007	81,526
350,000,000	JPY for USD	4/30/10	3,744,233	187,556
4,870,000	NOK for USD	4/30/10	818,494	4,562
8,360,000	NOK for USD	4/30/10	1,405,054	(4,015)
12,530,000	NOK for USD	4/30/10	2,105,901	39,840
460,000	NZD for USD	4/30/10	326,224	(314)
250,000	SEK for USD	4/30/10	34,625	(740)
3,200,000	SEK for USD	4/30/10	443,197	(3,438)
17,590,000	SEK for USD	4/30/10	2,436,198	17,462
132,167,999	SEK for USD	4/30/10	18,305,141	(166,043)
			$201,240,655	$745,625
(Value on Settlement Date $201,986,280)

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

Contracts to Buy		Settlement Date	Value	Unrealized Gain (Loss)
4,750,000	AUD for JPY	4/30/10	$ 4,347,358	$ 261,487
1,025,378	CAD for AUD	4/30/10	1,009,578	26,191
32,132,000	CAD for AUD	4/30/10	31,636,883	1,265,128
1,616,340	CAD for NZD	4/30/10	1,591,434	41,285
8,891,132	EUR for AUD	4/30/10	12,008,807	(91,134)
20,183,407	EUR for AUD	4/30/10	27,260,718	(1,302,435)
2,416,568	EUR for GBP	4/30/10	3,263,938	(20,114)
7,472,290	EUR for JPY	4/30/10	10,092,449	(38,159)
7,535,735	EUR for JPY	4/30/10	10,178,141	(318,109)
370,642,500	JPY for AUD	4/30/10	3,965,063	(172,264)
1,090,000	AUD for USD	4/30/10	997,604	17,008
1,230,000	AUD for USD	4/30/10	1,125,737	17,588
1,380,000	AUD for USD	4/30/10	1,263,022	5,456
2,980,000	AUD for USD	4/30/10	2,727,395	101,777
25,923,000	AUD for USD	4/30/10	23,725,594	719,579
360,000	CAD for USD	4/30/10	354,453	(332)
790,000	CAD for USD	4/30/10	777,827	2,641
1,410,000	CAD for USD	4/30/10	1,388,274	60,815
1,640,000	CAD for USD	4/30/10	1,614,729	26,775
4,897,395	CAD for USD	4/30/10	4,821,932	229,002
1,970,000	CHF for USD	4/30/10	1,868,657	39,950
940,000	DKK for USD	5/3/10	170,506	(1,339)
3,080,000	DKK for USD	5/3/10	558,678	(10,748)
5,000,000	EUR for USD	4/30/10	6,753,250	(210,235)
5,000,000	EUR for USD	4/30/10	6,753,250	(2,050)
5,000,000	EUR for USD	4/30/10	6,753,250	(950)
12,018,627	EUR for USD	4/30/10	16,232,957	(661,625)
110,000	GBP for USD	4/30/10	166,907	(5,675)
370,000	GBP for USD	4/30/10	561,413	(662)
1,327,735	GBP for USD	4/30/10	2,014,615	(133,539)
2,060,000	GBP for USD	4/30/10	3,125,707	30,969
318,474,748	JPY for USD	4/30/10	3,406,982	(153,523)
409,000,000	JPY for USD	4/30/10	4,375,404	(33,587)
2,800,000	NOK for USD	4/30/10	470,592	3,643
60,461,912	NOK for USD	4/30/10	10,161,754	(127,709)
135,000	NZD for USD	4/30/10	95,740	2,451
240,000	NZD for USD	4/30/10	170,204	763
1,220,000	NZD for USD	4/30/10	865,204	10,450
3,240,000	NZD for USD	4/30/10	2,297,754	68,116
10,403,957	NZD for USD	4/30/10	7,378,313	67,005
15,070,000	SEK for USD	4/30/10	2,087,181	(3,328)
20,690,000	SEK for USD	4/30/10	2,865,545	(61,829)
23,860,000	SEK for USD	4/30/10	3,304,587	(7,923)
$226,589,386	$ (359,190)
(Value on Settlement Date $226,948,576)

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

Notes to Schedule of Investments
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CHF	-	Swiss Franc
DKK	-	Danish Krone
EUR	-	Euro
Euribor	-	Euro Interbank Offered Rate
FHLB	-	Federal Home Loan Bank
GBP	-	British Pound
JPY	-	Japanese Yen
MTN	-	Medium Term Note
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
resets	-
The frequency with which a security’s coupon changes, based on current market conditions or an underlying index. The more frequently a security resets, the less risk the investor is taking that the coupon will vary significantly from current market rates.

SEK	-	Swedish Krona
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)	Security, or a portion thereof, has been segregated for futures contracts. At the period end, the aggregate value of securities pledged was $139,649,000.
(2)	The rate indicated is the yield to maturity at purchase.

International Bond – Schedule of Investments

MARCH 31, 2010 (UNAUDITED)

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Security Valuations

Securities are valued through a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing in greater than 60 days at the time of purchase are valued at current market value as provided by a commercial pricing service or at the mean of the most recent bid and asked prices. Debt securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium. Discount notes may be valued through a commercial pricing service or at amortized cost, which approximates fair value. Investments in open-end management investment companies are valued at the reported net asset value. Securities traded on foreign securities exchanges and over-the-counter markets are normally completed before the close of business on days that the New York Stock Exchange (the Exchange) is open and may also take place on days when the Exchange is not open. If an event occurs after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, that security would be valued as determined in accordance with procedures adopted by the Board of Trustees. If the fund determines that the market price of a portfolio security is not readily available, or that the valuation methods mentioned above do not reflect the security’s fair value, such security is valued as determined by the Board of Trustees or its designee, in accordance with procedures adopted by the Board of Trustees, if such determination would materially impact a fund’s net asset value. Certain other circumstances may cause the fund to use alternative procedures to value a security such as: a security has been declared in default; trading in a security has been halted during the trading day; or there is a foreign market holiday and no trading will commence.

2. Fair Value Measurements

The fund’s securities valuation process is based on several considerations and may use multiple inputs to determine the fair value of the positions held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels as follows:

   •     Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical securities;
   •     Level 2 valuation inputs consist of significant direct or indirect observable market data (including quoted prices for similar securities, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.); or
   •     Level 3 valuation inputs consist of significant unobservable inputs (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the valuation inputs used to determine the fair value of the fund’s securities and other financial instruments as of March 31, 2010:

	Level 1	Level 2	Level 3
Investment Securities
Government Bonds	–	$1,479,187,776	–
Credit	–	183,038,344	–
Short-Term Investments	–	1,999,528	–
Temporary Cash Investments	$6,813,194	4,170,000	–
Total Value of Investment Securities	$6,813,194	$1,668,395,648	–
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	–	$386,435	–
Futures Contracts	$(25,925)	–	–
Total Unrealized Gain (Loss) on Other Financial Instruments	$(25,925)	$386,435	–

3. Federal Tax Information

As of March 31, 2010, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,681,843,076
Gross tax appreciation of investments	$ 60,581,757
Gross tax depreciation of investments	(67,215,991)
Net tax appreciation (depreciation) of investments	$ (6,634,234)

The difference between book-basis and tax-basis cost and unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	May 27, 2010

By:	/s/ Robert J. Leach
	Name:	Robert J. Leach
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	May 27, 2010